Investment in Films and Television Programs - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jun. 26, 2023	Jul. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2023
Schedule of Investments [Line Items]
Operating Cycle							12 years 9 months 18 days
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Investments [Line Items]
Unamortized Film and Television Libraries Cost			$ 223.1	$ 132.8
Film, monetized in film group, amortization expense	$ 10.0	$ 10.0	$ 1,347.8	$ 1,649.3	$ 1,497.5	$ 171.4